RBC Emerging Markets Small Cap Equity Fund

RBC FUNDS TRUST

RBC Emerging Markets Small Cap Equity Fund

(the “Funds”)

Supplement dated October 2, 2017 to the RBC Global Equity Funds Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated July 28, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

I.

The Funds’ Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Funds’ net expense levels and thereby make the Funds more competitively priced. In addition, effective October 2, 2017, the RBC Global Opportunities Fund’s investment advisory fee is lowered from 0.85% to 0.76%.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 7 and the “Example” table and accompanying introductory paragraph on pages 7 and 8 are deleted in their entirety and replaced with the following:

RBC Emerging Markets Small Cap Equity Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)2
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	3.52%	3.51%
Total Annual Fund Operating Expenses	5.02%	4.76%
Fee Waiver and/or Expense Reimbursement3	(3.32)%	(3.31)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.70%	1.45%

1

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.

3

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.70% of the Fund’s average daily net assets for Class A shares and 1.45% for Class I shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$738	$148
Three Years	$1,462	$866
Five Years	$2,466	$1,886
Ten Years	$4,974	$4,458

RBC Emerging Markets Small Cap Equity Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Emerging Markets Small Cap Equity Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Emerging Markets Small Cap Equity Fund		Class A	Class I
Management Fees	[1]	1.25%	1.25%
Distribution and Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	3.52%	3.51%
Total Annual Fund Operating Expenses	[1]	5.02%	4.76%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(3.32%)	(3.31%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.70%	1.45%
[1]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.70% of the Fund’s average daily net assets for Class A shares and 1.45% for Class I shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Emerging Markets Small Cap Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	738	1,462	2,466	4,974
Class I	148	866	1,886	4,458

4.	In the section entitled “Management-Investment Advisor” the second table and corresponding introductory sentence on page 35 are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through July 31, 2019 for the RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund to maintain net annual fund operating expenses as set forth below.

	Class A	Class I	Class R6
RBC Emerging Markets Small Cap Equity Fund	1.70%	1.45%	N/A
RBC Global Opportunities Fund	N/A	0.86%	0.81%
RBC International Opportunities Fund	N/A	0.89%	0.84%

II.	The Fee Rate listed in the first table on page 22 of the SAI is changed from 0.85% to 0.76% with respect to the RBC Global Opportunities Fund.

III.

The Funds’ Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Funds to reflect the modified structure of the contractual expense limitations in effect with the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE